UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               FORM 13F COVER PAGE

                        Report for the Calendar Year or Quarter Ended: 09/30/06 Check here if Amendment [ ]; Amendment Number:
                                 This Amendment (check only one.):
                                          [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       STRATEGY ASSET MANAGERS LLC.
Address:    535 Madison Avenue - 36th Floor
            New York, New York 10022

Form 13F File Number:  28-
                      ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:  Christopher Welch
       -----------------
Title:   Chief Financial Officer
         -----------------------
Phone:  212-396-8741
        ------------
Signature, Place, and Date of Signing:


/s/ Christopher Welch
---------------------
New York, New York
November 15, 2006


Report Type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:       95
                                              ---

Form 13F Information Table Value Total:     $617,157
List of Other Included Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

STRATEGY ASSET MANAGERS, LLC
HOLDINGS @ 09/30/06


ITEM 1                        ITEM 2          ITEM 3     ITEM 4       ITEM 5           ITEM 6            ITEM 7         ITEM 8
                                                                                INVESTMENT DESCRETION             VOTING AUTHORITY
                                                                                ---------------------             ----------------
                                                                      SHARES           (B)
                                                         FAIR MARKET  AMOUNT         SHARE-AS     (C)              (A)   (B)   (C)
                              TITLE           CUSIP      VALUE (IN    PUT/CALL  (A)  DEFINED IN  SHARES  OTHER
NAME OF ISSUER                OF CLAS         NUMBER    (THOUSANDS)             SOLE  INSTR.V    OTHER   MANAGERS SOLE SHARED NONE
-------------------------  -----------        -------    -----------  --------  ----- -------    ------  -------- ---- -----  ----
AFLAC                         Common Stock    001055102    6,716       146,765    X      0         0                 X     0     0
ALTRIA GROUP INC              Common Stock    02209S103    7,497        97,939    X      0         0                 X     0     0
AMERICAN EXPRESS CO COM       Common Stock    025816109      808        14,404    X      0         0                 X     0     0
AMERICAN INTL GROUP COM       Common Stock    026874107      300         4,524    X      0         0                 X     0     0
AMGEN INC COM                 Common Stock    031162100    7,073        98,879    X      0         0                 X     0     0
ANHEUSER-BUSCH                Common Stock    035229103      336         7,080    X      0         0                 X     0     0
APPLERA CORP COM AP BIO GRP   Common Stock    038020103   10,338       312,233    X      0         0                 X     0     0
BAKER HUGHES INC              Common Stock    057224107   13,193       193,452    X      0         0                 X     0     0
BANK OF AMERICA CORP          Common Stock    060505104      221         4,120    X      0         0                 X     0     0
BELLSOUTH CORP COM            Common Stock    079860102    9,521       222,708    X      0         0                 X     0     0
BMC SOFTWARE INC COM          Common Stock    055921100    9,528       350,050    X      0         0                 X     0     0
BOEING INC                    Common Stock    097023105   18,117       229,771    X      0         0                 X     0     0
CAMPBELL SOUP CO COM          Common Stock    134429109    6,226       170,576    X      0         0                 X     0     0
CERIDIAN                      Common Stock    156779100    6,246       279,344    X      0         0                 X     0     0
CHEVRON CORP COM              Common Stock    166764100      487         7,501    X      0         0                 X     0     0
CHUBB CORP COM                Common Stock    171232101    6,871       132,243    X      0         0                 X     0     0
CIRCUIT CITY STORE INC COM    Common Stock    172737108    8,192       326,237    X      0         0                 X     0     0
CISCO SYS INC COM             Common Stock    17275R102    6,954       302,407    X      0         0                 X     0     0
CITIGROUP INC COM             Common Stock    172967101    7,517       151,346    X      0         0                 X     0     0
CITRIX SYS INC COM            Common Stock    177376100    8,519       235,262    X      0         0                 X     0     0
COLGATE PALMOLIVE CO          Common Stock    194162103    9,690       156,042    X      0         0                 X     0     0
COMCAST CORP NEW CL A         Common Stock    20030N101    7,393       200,539    X      0         0                 X     0     0
COMPASS BANCSHARES INC        Common Stock    20449H109    8,133       142,735    X      0         0                 X     0     0
CONVERGYS CORP                Common Stock    212485106    8,788       425,569    X      0         0                 X     0     0
COOPER INDS LTD CL A          Common Stock    G24182100    7,584        88,990    X      0         0                 X     0     0
COSTCO WHOLESALE CORP-NEW     Common Stock    22160K105    7,231       145,560    X      0         0                 X     0     0
CSX CORP                      Common Stock    126408103    8,036       244,785    X      0         0                 X     0     0


                                                   STRATEGY ASSET MANAGERS, LLC
                                                       HOLDINGS @ 09/30/06


ITEM 1                        ITEM 2          ITEM 3     ITEM 4       ITEM 5           ITEM 6            ITEM 7         ITEM 8
                                                                                INVESTMENT DESCRETION             VOTING AUTHORITY
                                                                                ---------------------             ----------------
                                                                      SHARES           (B)
                                                         FAIR MARKET  AMOUNT         SHARE-AS     (C)              (A)   (B)   (C)
                              TITLE           CUSIP      VALUE (IN    PUT/CALL  (A)  DEFINED IN  SHARES  OTHER
NAME OF ISSUER                OF CLAS         NUMBER    (THOUSANDS)             SOLE  INSTR.V    OTHER   MANAGERS SOLE SHARED NONE
-------------------------  -----------        -------    -----------  --------  ----- -------    ------  -------- ---- -----  ----
CVS CORP                      Common Stock    126650100    7,653       238,256    X      0         0                 X     0     0
CYMER INC COM                 Common Stock    232572107    8,552       194,768    X      0         0                 X     0     0
DIAMOND OFFSHORE DRILL COM    Common Stock    25271C102      591         8,160    X      0         0                 X     0     0
EATON CORP COM                Common Stock    278058102    6,296        91,450    X      0         0                 X     0     0
ECOLAB INC COM                Common Stock    278865100    8,263       192,976    X      0         0                 X     0     0
EXXON MOBIL CORP              Common Stock    30231G102    1,017        15,163    X      0         0                 X     0     0
FEDEX CORP COM                Common Stock    31428X106    9,132        84,023    X      0         0                 X     0     0
FIRST MIDWEST BANCORP COM     Common Stock    320867104    1,425        37,615    X      0         0                 X     0     0
FIRSTENERGY CORP COM          Common Stock    337932107    8,122       145,400    X      0         0                 X     0     0
FLUOR CORP NEW COM            Common Stock    343412102   14,185       184,485    X      0         0                 X     0     0
GENERAL DYNAMICS CORP         Common Stock    369550108    6,773        94,508    X      0         0                 X     0     0
GENERAL ELEC CO COM           Common Stock    369604103    1,810        51,271    X      0         0                 X     0     0
HEWLETT PACKARD               Common Stock    428236103    8,179       222,922    X      0         0                 X     0     0
HONEYWELL INTERNATIONAL INC   Common Stock    438516106    6,556       160,300    X      0         0                 X     0     0
IMS HEALTH INC COM            Common Stock    449934108    6,226       233,712    X      0         0                 X     0     0
INTEL CORP                    Common Stock    458140100      440        21,410    X      0         0                 X     0     0
ISHARES INC MSCI JAPAN        Exchange        464286848      220        16,275    X      0         0                 X     0     0
                              Traded Fund
JOHNSON CTLS INC COM          Common Stock    478366107    8,499       118,468    X      0         0                 X     0     0
KEYCORP NEW                   Common Stock    493267108    7,082       189,151    X      0         0                 X     0     0
KINDER MORGAN, INC            Common Stock    49455P101    9,567        91,248    X      0         0                 X     0     0
L-3 COMMUNICATIONS HLDGS INC  Common Stock    502424104    7,534        96,185    X      0         0                 X     0     0
LIMITED BRANDS                Common Stock    532716107    8,474       319,897    X      0         0                 X     0     0
LINCOLN NATL CORP IND COM     Common Stock    534187109      292         4,697    X      0         0                 X     0     0
LOCKHEED MARTIN CORP COM      Common Stock    539830109    8,569        99,573    X      0         0                 X     0     0
LOEWS CORP COM                Common Stock    540424108   10,271       271,002    X      0         0                 X     0     0
MANOR CARE INC NEW COM        Common Stock    564055101    8,664       165,719    X      0         0                 X     0     0
MARRIOTT INTL INC NEW CL A    Common Stock    571903202    6,554       169,628    X      0         0                 X     0     0


                                                   STRATEGY ASSET MANAGERS, LLC
                                                        HOLDINGS @ 09/30/06


ITEM 1                        ITEM 2          ITEM 3     ITEM 4       ITEM 5           ITEM 6            ITEM 7         ITEM 8
                                                                                INVESTMENT DESCRETION             VOTING AUTHORITY
                                                                                ---------------------             ----------------
                                                                      SHARES           (B)
                                                         FAIR MARKET  AMOUNT         SHARE-AS     (C)              (A)   (B)   (C)
                              TITLE           CUSIP      VALUE (IN    PUT/CALL  (A)  DEFINED IN  SHARES  OTHER
NAME OF ISSUER                OF CLAS         NUMBER    (THOUSANDS)             SOLE  INSTR.V    OTHER   MANAGERS SOLE SHARED NONE
-------------------------  -----------        -------    -----------  --------  ----- -------    ------  -------- ---- -----  ----
MEDTRONIC INC                 Common Stock    585055106    5,926       127,602    X      0         0                 X     0     0
MICROSOFT CORP COM            Common Stock    594918104    6,257       228,886    X      0         0                 X     0     0
MORGAN STANLEY                Common Stock    617446448      391         5,363    X      0         0                 X     0     0
MOTOROLA INC COM              Common Stock    620076109    7,841       313,631    X      0         0                 X     0     0
NESTLE S A SPONSORED ADR      ADR Sponsore    641069406    2,365        26,969    X      0         0                 X     0     0
NEWMONT MINING CORP COM       Common Stock    651639106    6,414       150,037    X      0         0                 X     0     0
NEWS CORP                     Common Stock    65248E203    7,009       339,577    X      0         0                 X     0     0
NORTHERN TRUST                Common Stock    665859104    9,373       160,409    X      0         0                 X     0     0
OCCIDENTAL PETE CP DEL COM    Common Stock    674599105    7,389       153,593    X      0         0                 X     0     0
ORACLE CORP                   Common Stock    68389X105    8,164       460,180    X      0         0                 X     0     0
PACIFIC GAS & ELEC CO         Common Stock    69331C108    6,576       157,889    X      0         0                 X     0     0
PENNEY J C INC COM            Common Stock    708160106    6,438        94,136    X      0         0                 X     0     0
PEPSICO INC                   Common Stock    713448108    8,468       129,762    X      0         0                 X     0     0
PFIZER INC                    Common Stock    717081103      755        26,615    X      0         0                 X     0     0
PHARMACEUTICAL HLDR TR        Exchange        71712A206      203         2,600    X      0         0                 X     0     0
  DEPOSITRY RCPT              Traded Fund
PNC FINL SVCS GROUP COM       Common Stock    693475105    8,262       114,050    X      0         0                 X     0     0
PRINCIPAL FINANCIAL GP COM    Common Stock    74251V102    7,950       146,459    X      0         0                 X     0     0
PROCTER & GAMBLE CO COM       Common Stock    742718109    7,890       127,294    X      0         0                 X     0     0
PROGRESSIVE CORP OHIO COM     Common Stock    743315103    6,111       249,026    X      0         0                 X     0     0
PRUDENTIAL FINANCIAL INC.     Common Stock    744320102    8,655       113,506    X      0         0                 X     0     0
SAFEWAY                       Common Stock    786514208    9,264       305,247    X      0         0                 X     0     0
SCHERING-PLOUGH               Common Stock    806605101    6,529       295,574    X      0         0                 X     0     0
SCHLUMBERGER LTD              Common Stock    806857108   17,315       279,140    X      0         0                 X     0     0
SEALED AIR CORP               Common Stock    81211K100    7,023       129,773    X      0         0                 X     0     0
SIGMA ALDRICH CORP COM        Common Stock    826552101    6,725        88,875    X      0         0                 X     0     0
STARBUCKS CORP                Common Stock    855244109    7,888       231,645    X      0         0                 X     0     0
TELEFONICA S A SPONSORED ADR  ADR Sponsored   879382208      322         6,209    X      0         0                 X     0     0


                                                   STRATEGY ASSET MANAGERS, LLC
                                                        HOLDINGS @ 09/30/06


ITEM 1                        ITEM 2          ITEM 3     ITEM 4        ITEM 5          ITEM 6            ITEM 7         ITEM 8
                                                                                INVESTMENT DESCRETION             VOTING AUTHORITY
                                                                                ---------------------             ----------------
                                                                       SHARES           (B)
                                                         FAIR MARKET   AMOUNT         SHARE-AS     (C)              (A)   (B)   (C)
                              TITLE           CUSIP      VALUE (IN     PUT/CALL  (A)  DEFINED IN  SHARES  OTHER
NAME OF ISSUER                OF CLAS         NUMBER    (THOUSANDS)             SOLE  INSTR.V    OTHER   MANAGERS SOLE SHARED NONE
-------------------------  -----------        -------    -----------  --------  ----- -------    ------  -------- ---- -----  ----
TEVA PHARMACEUTCL INDS ADR    ADR Sponsored   881624209    2,129        62,439    X      0         0                 X     0     0
THE ST PAUL TRAVELERS         Common Stock    792860108    5,824       124,203    X      0         0                 X     0     0
  DEPOSITRY RCPT
TORCHMARK                     Common Stock    891027104    6,462       102,392    X      0         0                 X     0     0
TOYOTA MOTOR CORP SP ADR      ADR Sponsored   892331307      387         3,556    X      0         0                 X     0     0
  REP2COM
TRANSOCEAN SEDCO FOREX ORD    Common Stock    G90078109    8,786       119,980    X      0         0                 X     0     0
UNILEVER N V N Y SHS NEW      ADR Sponsored   904784709    1,655        67,436    X      0         0                 X     0     0
UNITED TECHNOLOGIES           Common Stock    913017109    9,228       145,664    X      0         0                 X     0     0
VALERO ENERGY CORP NEW COM    Common Stock    91913Y100    6,203       120,516    X      0         0                 X     0     0
WALT DISNEY CO.               Common Stock    254687106    8,013       259,249    X      0         0                 X     0     0
WASTE MGMT INC DEL COM        Common Stock    94106L109    6,603       180,011    X      0         0                 X     0     0
WEATHERFORD INTL LTD COM      Common Stock    G95089101    6,632       158,963    X      0         0                 X     0     0
WEBLINK WIRELESS INC CL A     Common Stock    94769A101        0        10,000    X      0         0                 X     0     0
WELLS FARGO & CO NEW COM      Common Stock    949746101    8,122       224,483    X      0         0                 X     0     0
ZIMMER HLDGS INC COM          Common Stock    98956P102    7,148       105,902    X      0         0                 X     0     0

                                                         617,157    14,358,167